Leases - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 6,700	€ 5,100
Currency translation of right-of-use assets	300	300
Cash payments for leases	3,200	2,400
Payments for leases	2,707	€ 2,096	€ 1,862
Until 2025 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	10,300
Later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	€ 2,900